UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23686

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and address of agent for service)

Copies to:

Brian M. Kaplowitz Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Alexandre-Cyril Manz UBS Financial Services Incorporated of Puerto Rico American International Plaza Building - Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 773-3888

Date of fiscal year end: March 31

Date of reporting period: May 14, 2021-June 30, 2021

Item 1. Proxy Voting Record.

International Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Large Cap Core Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Large Cap Growth Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Large Cap Value Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Mid Cap Core Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Small Cap Core Portfolio I

The Portfolio held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Select Securities Fund for Puerto Rico Residents, Inc.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date: August 31, 2021